Offerings	Feb. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99678
Maximum Aggregate Offering Price	$ 996,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,655.32
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-271922) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% Senior Notes due 2056
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.98453
Maximum Aggregate Offering Price	$ 492,265,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,981.79
Offering Note	Same as Footnote 1.